Description of Business (Details) - IPO [Member]	Aug. 31, 2023 USD ($) $ / shares shares
Description of Business [Line Items]
Net proceeds	$ 5,400,000
Underwriting discounts and commissions	512,000
Offering expenses	$ 448,429
Class A Common Stock [Member]
Description of Business [Line Items]
IPO shares (in Shares) | shares	16,000
IPO Price (in Dollars per share) | $ / shares	$ 400